Interbank deposits and securities purchased under agreements to resell	12 Months Ended
Dec. 31, 2023
Interbank Deposits And Securities Purchased Under Agreements To Resell
Interbank deposits and securities purchased under agreements to resell

Note 4 - Interbank deposits and securities purchased under agreements to resell

	12/31/2023			12/31/2022
	Current	Non-current	Total	Current	Non-current	Total
Securities purchased under agreements to resell	238,227	81	238,308	221,726	50	221,776
Collateral held	79,577	23	79,600	69,870	50	69,920
Collateral repledge	125,753	58	125,811	128,542	-	128,542
Assets received as collateral with right to sell or repledge	3,733	-	3,733	14,846	-	14,846
Assets received as collateral without right to sell or repledge	122,020	58	122,078	113,696	-	113,696
Collateral sold	32,897	-	32,897	23,314	-	23,314
Interbank deposits	43,857	7,143	51,000	56,672	2,914	59,586
Total	282,084	7,224	289,308	278,398	2,964	281,362

In Securities purchased under agreements to resell, the amounts of R$ 9,008 (R$ 14,576 at 12/31/2022) are pledged in guarantee of operations on B3 S.A. - Brasil, Bolsa, Balcão (B3) and Central Bank of Brazil and the amounts of R$ 158,708 (R$ 151,856 at 12/31/2022) are pledged in guarantee of repurchase commitment transactions.

In the total portfolio, includes losses in the amounts of R$ (20) (R$ (9) at 12/31/2022).